Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets
Schedule of other financial assets

	Debt securities
	Central and local government			Other		Equity
	UK	US	Other	debt	Total	shares	Loans	Total
2025	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	631	631	1	409	1,041
Designated at fair value	—	—	—	3	3	—	—	3
Fair value through other comprehensive income (1)	14,117	5,128	6,403	16,241	41,889	121	158	42,168
Amortised cost	13,083	341	1,795	21,339	36,558	—	—	36,558
Total	27,200	5,469	8,198	38,214	79,081	122	567	79,770

2024
Mandatory fair value through profit or loss	—	—	—	1	1	4	793	798
Designated at fair value	—	—	2	3	5	—	—	5
Fair value through other comprehensive income (1)	13,281	4,587	6,192	13,476	37,536	247	60	37,843
Amortised cost	3,571	500	85	20,441	24,597	—	—	24,597
Total	16,852	5,087	6,279	33,921	62,139	251	853	63,243

(1)

Upon initial recognition, NatWest Group occasionally irrevocably designates some of its equity investments as equity instruments at FVOCI when they meet the definition of equity under IAS 32 Financial instruments: presentation, are not held for trading or they are held for strategic purposes. Such classification is determined on an instrument-by-instrument basis. Gains and losses on these equity instruments are not recycled to the income statement and dividends are recognised in profit or loss except when they represent a recovery of part of the cost of the instrument, in which case such gains are recorded in OCI. Equity instruments at FVOCI are not subject to an impairment assessment.